Consolidated Balance Sheets (FY) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real estate investments:
Land	$ 41,126,392		$ 41,126,392			$ 21,878,768
Building and improvements	176,367,798		176,367,798			108,590,813
Tenant origination and absorption costs	17,717,819		17,717,819			8,340,774
Total investments in real estate property	235,212,009		235,212,009			138,810,355
Accumulated depreciation and amortization	(15,346,655)		(10,563,664)			(3,574,739)	$ (493,185)
Total investments in real estate property, net	219,865,354		224,648,345			135,235,616
Investments in unconsolidated entities (Note 5)	13,987,073		14,275,815			14,524,022
Total investments in real estate property, net	233,852,427		238,924,160			149,759,638
Cash and cash equivalents	10,635,254		5,252,686			3,238,173
Restricted cash	156,046		3,503,242			944,582
Tenant receivables	4,146,339		3,659,114			1,263,095
Above-market lease intangibles, net	535,725		584,248			681,293
Due from affiliates (Note 8)	4,236		16,838			34,194
Purchase and other deposits	200,000		100,000			40,000
Prepaid expenses and other assets	577,619		234,399			1,104,573
Interest rate swap derivatives	0		151,215			7,899
Total assets	250,107,646		252,425,902			157,073,447
Liabilities and Stockholders' Equity
Mortgage notes payable, net	115,032,981		122,709,308			60,487,303
Unsecured credit facility, net	0		8,998,000			12,000,000
Accounts payable, accrued and other liabilities	4,264,232		7,164,713			2,411,484
Share repurchases payable	822,829		584,676			386,839
Below-market lease intangibles, net	2,358,186		2,595,382			1,584,229
Due to affiliates (Note 8)	30,282		979,174			907,377
Interest rate swap derivatives	1,023,730		300,929			0
Total liabilities	123,532,240		143,332,182			77,777,232
Commitments and contingencies (Note 9)	0
Redeemable common stock	5,762,798		6,000,951			46,349
Preferred stock, $0.001 par value, 50,000,000 shares authorized, no shares issued and outstanding	0		0			0
Additional paid-in-capital	144,011,702		119,247,245			85,324,921
Cumulative distributions and net losses	(23,214,573)		(16,167,437)			(6,083,896)
Total stockholders' equity	120,812,608	$ 113,287,570	103,092,769	$ 93,781,564	$ 85,300,468	79,249,866	$ 22,231,106
Total liabilities and stockholders' equity	250,107,646		252,425,902			157,073,447
Common Class C
Liabilities and Stockholders' Equity
Common stock, value, issued	15,313		12,943			8,838
Common Class S
Liabilities and Stockholders' Equity
Common stock, value, issued	$ 166		$ 18			$ 3